Business Acquisitions - Summary of Fair Value of the Assets and Liabilities Acquired (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Nov. 01, 2022	Mar. 31, 2022	Dec. 31, 2021	Jul. 20, 2021	Dec. 31, 2020
Disclosure Of Business Combinations [Line Items]
Net investment in subleases	$ 23,319			$ 26,562		$ 0
Inner Spirit
Disclosure Of Business Combinations [Line Items]
Cash					$ 9,808
Accounts receivable					423
Prepaid expenses and deposits					853
Inventory					4,744
Right of use assets					5,730
Property, plant and equipment					6,378
Intangible assets					46,000
Net investment in subleases					23,801
Goodwill					72,496
Accounts payable and accrued liabilities					(2,678)
Convertible debentures					(12,025)
Lease liabilities					(29,531)
Financial guarantee liability					(407)
Deferred tax liability					(5,643)
Total Purchase Price					119,949
Inner Spirit | Previously Reported
Disclosure Of Business Combinations [Line Items]
Cash					9,808
Accounts receivable					750
Prepaid expenses and deposits					853
Inventory					2,733
Property, plant and equipment					12,108
Net investment in subleases					23,751
Goodwill					114,537
Accounts payable and accrued liabilities					(2,678)
Convertible debentures					(12,025)
Lease liabilities					(29,481)
Financial guarantee liability					(407)
Total Purchase Price					119,949
Inner Spirit | Adjustments
Disclosure Of Business Combinations [Line Items]
Accounts receivable					(327)
Inventory					2,011
Right of use assets					5,730
Property, plant and equipment					(5,730)
Intangible assets					46,000
Net investment in subleases					50
Goodwill					(42,041)
Lease liabilities					(50)
Deferred tax liability					$ (5,643)
Alcanna
Disclosure Of Business Combinations [Line Items]
Cash			$ 23,190
Accounts receivable			1,868
Prepaid expenses and deposits			10,986
Inventory			105,022
Right of use assets			140,749
Property, plant and equipment			110,691
Intangible assets			45,100
Goodwill			150,935
Accounts payable and accrued liabilities			(36,747)
Long-term debt			(10,000)
Lease liabilities			(142,019)
Derivative warrants			(85)
Non-controlling interest			(58,222)
Total Purchase Price			341,468
Alcanna | Previously Reported
Disclosure Of Business Combinations [Line Items]
Cash			23,190
Accounts receivable			1,868
Prepaid expenses and deposits			10,986
Inventory			105,022
Right of use assets			171,866
Property, plant and equipment			86,059
Goodwill			280,243
Accounts payable and accrued liabilities			(36,703)
Long-term debt			(10,000)
Lease liabilities			(232,755)
Derivative warrants			(58)
Non-controlling interest			(58,250)
Total Purchase Price			341,468
Alcanna | Adjustments
Disclosure Of Business Combinations [Line Items]
Right of use assets			(31,117)
Property, plant and equipment			24,632
Intangible assets			45,100
Goodwill			(129,308)
Accounts payable and accrued liabilities			(44)
Lease liabilities			90,736
Derivative warrants			(27)
Non-controlling interest			$ 28
Zenabis
Disclosure Of Business Combinations [Line Items]
Cash		$ 2,509
Accounts receivable		888
Biological assets		909
Prepaid expenses and deposits		1,856
Inventory		4,512
Assets held for sale		6,375
Right of use assets		32
Property, plant and equipment		4,658
Accounts payable and accrued liabilities		(3,437)
Lease liabilities		(87)
Total Purchase Price		$ 18,215